Property, Plant and Equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment:
Property, plant and equipment at January 1	€ 4,188,000
Depreciation charge	(700,000)	€ (600,000)
Property, plant and equipment at December 31	4,753,000	4,188,000
Gross Carrying Amount [Member]
Property, Plant and Equipment:
Property, plant and equipment at January 1	6,052,000	3,752,000
Additions	1,159,000	2,378,000
Other	93,000	(7,000)
Disposals	(28,000)
Exchange differences	77,000	(71,000)
Property, plant and equipment at December 31	7,353,000	6,052,000
Tax Incentive Relating To Property Plant And Equipment.	6,000	122,000
Accumulated depreciation
Property, Plant and Equipment:
Property, plant and equipment at January 1	(1,864,000)	(1,292,000)
Depreciation charge	(710,000)	(602,000)
Disposals	21,000
Exchange differences	(47,000)	30,000
Property, plant and equipment at December 31	(2,600,000)	(1,864,000)
Furniture and office equipment
Property, Plant and Equipment:
Property, plant and equipment at January 1	362,000
Property, plant and equipment at December 31	349,000	362,000
Furniture and office equipment | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Property, plant and equipment at January 1	1,182,000	1,080,000
Additions	142,000	127,000
Exchange differences	32,000	(25,000)
Property, plant and equipment at December 31	1,356,000	1,182,000
Furniture and office equipment | Accumulated depreciation
Property, Plant and Equipment:
Property, plant and equipment at January 1	(820,000)	(677,000)
Depreciation charge	(164,000)	(160,000)
Exchange differences	(23,000)	17,000
Property, plant and equipment at December 31	(1,007,000)	(820,000)
Leasehold improvements
Property, Plant and Equipment:
Property, plant and equipment at January 1	875,000
Property, plant and equipment at December 31	1,165,000	875,000
Leasehold improvements | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Property, plant and equipment at January 1	1,314,000	704,000
Additions	11,000	55,000
Transfers	488,000	578,000
Exchange differences	23,000	(23,000)
Property, plant and equipment at December 31	1,836,000	1,314,000
Leasehold improvements | Accumulated depreciation
Property, Plant and Equipment:
Property, plant and equipment at January 1	(439,000)	(302,000)
Depreciation charge	(219,000)	(145,000)
Exchange differences	(13,000)	8,000
Property, plant and equipment at December 31	(671,000)	(439,000)
Laboratory equipment
Property, Plant and Equipment:
Property, plant and equipment at January 1	896,000
Property, plant and equipment at December 31	980,000	896,000
Laboratory equipment | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Property, plant and equipment at January 1	1,501,000	1,250,000
Additions	314,000	141,000
Transfers		140,000
Other	93,000	(7,000)
Disposals	(28,000)
Exchange differences	22,000	(23,000)
Property, plant and equipment at December 31	1,902,000	1,501,000
Laboratory equipment | Accumulated depreciation
Property, Plant and Equipment:
Property, plant and equipment at January 1	(605,000)	(313,000)
Depreciation charge	(327,000)	(297,000)
Disposals	21,000
Exchange differences	(11,000)	5,000
Property, plant and equipment at December 31	(922,000)	(605,000)
Assets under construction
Property, Plant and Equipment:
Property, plant and equipment at January 1	2,055,000
Property, plant and equipment at December 31	2,259,000	2,055,000
Assets under construction | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Property, plant and equipment at January 1	2,055,000	718,000
Additions	692,000	2,055,000
Transfers	(488,000)	(718,000)
Property, plant and equipment at December 31	€ 2,259,000	€ 2,055,000